Schedule I - Parent Company Financial Information - Summary Of Condensed Statements Of Loss and Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Equity in net loss of subsidiaries									$ 27,716	$ 23,678
Change in fair value of warrants	$ 2,898			$ (651)			$ 5,281	$ (3,482)	(7,485)	235
Loss before income taxes	(8,218)			(7,166)			(20,102)	(24,850)	(40,519)	(36,384)
Net loss	(4,508)	$ (6,885)	$ (1,081)	(5,648)	$ (11,058)	$ (2,768)	(12,474)	(19,474)	(35,201)	(23,443)
Other comprehensive loss:
Foreign currency translation adjustment									2,116	517
Comprehensive loss	$ (5,830)			$ (4,261)			$ (13,953)	$ (20,370)	(33,085)	(22,926)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in net loss of subsidiaries									(27,716)	(23,678)
Loss before income taxes									$ (35,201)	$ (23,443)